Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Unaudited Interim Condensed Consolidated Statements of Operations [Abstract]
Vessel revenue, net	$ 96,744	$ 60,340
Fees from related parties	$ 1,049	$ 1,345
Revenue, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Revenue, net	$ 97,793	$ 61,685
Expenses:
Voyage expenses	(1,958)	(1,847)
Vessel operating expenses	(24,706)	(26,346)
Management fees	(520)	(552)
General and administration expenses	(14,165)	(9,012)
Amortization of deferred dry-docking costs	(3,892)	(2,124)
Depreciation and amortization	(14,905)	(15,253)
Gain on sale of vessel, net - related party	4,559	0
Gain on sales type lease - related party	4,101	0
Loss on forward freight agreements, net	(10)	(19)
Operating income	46,297	6,532
Other income / (expenses), net:
Interest and finance costs	(9,139)	(10,930)
Loss on extinguishment of debt	(2,172)	(28)
Interest and other income	733	337
Interest and other income - related party	282	48
Unrealized (gain) / losses from foreign exchange derivatives	(114)	423
Foreign currency exchange gain / (loss), net	7	(349)
Total other expenses, net	(10,403)	(10,499)
Net income / (loss)	$ 35,894	$ (3,967)
Earnings / (loss) per common share, basic (in dollars per share)	$ 1.67	$ (0.2)
Earnings / (loss) per common share, diluted (in dollars per share)	$ 1.67	$ (0.2)
Weighted average number of common shares outstanding, basic (in shares)	21,019,838	20,255,507
Weighted average number of common shares outstanding, diluted (in shares)	21,019,838	20,255,507